Statement of cash flows - Reconciliation of Liabilities Arising from Financing Activities (Parenthetical) (Detail) - SEK (kr) kr in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Current borrowings	kr 2,545	kr 8,033
Non-current borrowings	kr 30,500	kr 18,653